UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2012 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 21.1%
Aeropostale, Inc.*	23,206	$313,977
America’s Car-Mart, Inc.*	18,660	848,470
ANN, INC.*	36,829	1,389,558
Asbury Automotive Group, Inc.*	45,190	1,263,060
Ascena Retail Group, Inc.*	68,751	1,474,709
Belo Corp., Class A	53,200	416,556
BJ’s Restaurants, Inc.*	21,775	987,496
Bridgepoint Education, Inc.*	18,943	192,271
Brunswick Corp.	26,743	605,194
Buckle, Inc., The	9,780	444,305
Buffalo Wild Wings, Inc.*	14,555	1,247,946
Cabela’s, Inc.*	6,940	379,479
Capella Education Co.*	9,655	338,504
Carter’s, Inc.*	429	23,097
Cheesecake Factory, Inc., The	10,775	385,206
Children’s Place Retail Stores, Inc., The*	5,817	349,020
Coinstar, Inc.*,1	20,410	918,042
Columbia Sportswear Co.	11,574	624,996
Cooper Tire & Rubber Co.	3,600	69,048
Cracker Barrel Old Country Store, Inc.	18,064	1,212,275
Crocs, Inc.*	31,402	509,026
Dana Holding Corp.	64,642	795,097
Dick’s Sporting Goods, Inc.	10,342	536,233
DineEquity, Inc.*	11,195	626,920
DSW, Inc., Class A	11,322	755,404
Express, Inc.*	20,618	305,559
Finish Line, Inc., The, Class A	37,160	845,018
Five Below, Inc.*,1	1,753	68,507
Francesca’s Holdings Corp.*,1	45,525	1,398,983
Genesco, Inc.*	37,800	2,522,394
GNC Holdings, Inc., Class A	14,481	564,325
Group 1 Automotive, Inc.	25,040	1,508,159
Hibbett Sports, Inc.*	25,678	1,526,557
HSN, Inc.	20,608	1,010,822
Interval Leisure Group, Inc.	24,140	456,970
Jos A Bank Clothiers, Inc.*	19,477	944,245
Lumber Liquidators Holdings, Inc.*	13,013	659,499
Movado Group, Inc.	13,800	465,336
New York & Co, Inc.*	20,750	77,813
Overstock.com, Inc.*	25,720	266,459
PetMed Express, Inc.	36,500	366,460
Pier 1 Imports, Inc.	132,230	2,477,990

	Shares	Value
Pool Corp.	21,541	$895,675
Red Robin Gourmet Burgers, Inc.*	25,955	845,095
Saks, Inc.*,[1]	24,869	256,399
Sally Beauty Holdings, Inc.*	52,449	1,315,945
Select Comfort Corp.*	14,531	458,453
Six Flags Entertainment Corp.	5,724	336,571
Sonic Corp.*	42,243	433,836
Steven Madden, Ltd.*	47,199	2,063,540
Sturm Ruger & Co., Inc.	5,740	284,073
Tenneco, Inc.*	38,428	1,075,984
Tesla Motors, Inc.*,[1]	20,252	592,979
Tumi Holdings, Inc.*,[1]	33,996	800,266
Tupperware Brands Corp.	16,830	901,920
Ulta Salon Cosmetics & Fragrance, Inc.	8,423	811,177
Under Armour, Inc., Class A*,[1]	13,223	738,240
Valassis Communications, Inc.*	28,480	703,171
Vitamin Shoppe, Inc.*	11,641	678,903
Warnaco Group, Inc., The*	27,441	1,424,188
Total Consumer Discretionary		46,787,400
Consumer Staples - 5.3%
Annie’s, Inc.*	49,286	2,209,984
Cal-Maine Foods, Inc.	9,845	442,434
Casey’s General Stores, Inc.	13,725	784,247
Coca-Cola Bottling Co. Consolidated	2,145	146,075
Fresh Market, Inc., The*	10,794	647,424
Hain Celestial Group, Inc., The*	13,351	841,113
Harris Teeter Supermarkets, Inc.	19,646	763,051
Nu Skin Enterprises, Inc., Class A	23,228	901,943
Pricesmart, Inc.	8,643	654,448
Revlon, Inc., Class A*	16,895	260,859
Rite Aid Corp.*	348,825	408,125
TreeHouse Foods, Inc.*	21,485	1,127,963
United Natural Foods, Inc.*	35,844	2,095,082
USANA Health Sciences, Inc.*	8,845	411,027
Total Consumer Staples		11,693,775
Energy - 6.1%
Approach Resources, Inc.*	70,590	2,126,877
Atwood Oceanics, Inc.*	11,939	542,628
Callon Petroleum Co.*	137,710	846,917
Cheniere Energy, Inc.*	26,663	414,610
Delek US Holdings, Inc.	4,800	122,352
Dril-Quip, Inc.*	11,166	802,612
Energy XXI Bermuda, Ltd.	57,104	1,995,785
GasLog, Ltd.*	33,292	385,521

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 6.1% (continued)
Goodrich Petroleum Corp.*,1	58,215	$735,838
Hornbeck Offshore Services, Inc.*	13,093	479,858
McMoRan Exploration Co.*,1	25,006	293,821
Pacific Drilling SA*	177,275	1,767,432
Stone Energy Corp.*	23,909	600,594
Vaalco Energy, Inc.*	51,250	438,188
W&T Offshore, Inc.	32,901	617,880
Western Refining, Inc.	53,651	1,404,583
Total Energy		13,575,496
Financials - 8.5%
Bank of the Ozarks, Inc.	48,278	1,664,143
Cash America International, Inc.	8,077	311,530
Financial Engines, Inc.*	15,122	360,357
Home BancShares, Inc.	49,395	1,683,876
MarketAxess Holdings, Inc.	28,895	913,082
Nationstar Mortgage Holdings, Inc.*,1	13,659	453,206
Navigators Group, Inc., The*	5,400	265,815
Ocwen Financial Corp.*	34,570	947,564
Omega Healthcare Investors, Inc.	4,160	94,557
PrivateBancorp, Inc.	104,020	1,663,280
Prosperity Bancshares, Inc.	33,009	1,406,844
Signature Bank*	18,945	1,270,831
State Auto Financial Corp.	12,100	198,319
Strategic Hotels & Resorts, Inc.*	69,715	418,987
SVB Financial Group*	37,194	2,248,749
Texas Capital Bancshares, Inc.*	63,600	3,161,556
Western Alliance Bancorp*	31,659	322,922
WisdomTree Investments, Inc.*	50,341	337,285
World Acceptance Corp.*	6,870	463,382
Zillow, Inc., Class A*	14,205	599,167
Total Financials		18,785,452
Health Care - 19.6%
Air Methods Corp.*	32,297	3,855,293
Akorn, Inc.*	150,640	1,991,461
Align Technology, Inc.*	27,001	998,227
Alnylam Pharmaceuticals, Inc.*	10,405	195,510
AMAG Pharmaceuticals, Inc.*	9,010	159,837
Amarin Corp. PLC, ADR*	10,521	132,565
Amedisys, Inc.*	629	8,686
Amicus Therapeutics, Inc.*	17,650	91,780
AMN Healthcare Services, Inc.*	39,690	399,281
Analogic Corp.	5,625	439,706
Arena Pharmaceuticals, Inc.*	11,560	96,179
Ariad Pharmaceuticals, Inc.*	28,736	696,130

	Shares	Value
Arqule, Inc.*	28,820	$147,270
Array BioPharma, Inc.*	46,055	269,882
athenahealth, Inc.*,1	27,345	2,509,451
Auxilium Pharmaceuticals, Inc.*	19,388	474,230
BioCryst Pharmaceuticals, Inc.*	37,900	160,696
BioMarin Pharmaceutical, Inc.*	15,268	614,842
Celldex Therapeutics, Inc.*	54,355	342,437
Centene Corp.*	65,366	2,445,342
Cepheid, Inc.*	4,559	157,331
Chemed Corp.	17,804	1,233,639
ChemoCentryx, Inc.*	6,900	80,247
Computer Programs & Systems, Inc.	22,840	1,268,762
CryoLife, Inc.	16,895	113,534
Cubist Pharmaceuticals, Inc.*	22,634	1,079,189
Cynosure, Inc., Class A*	17,300	456,374
DexCom, Inc.*	42,230	634,717
Genomic Health, Inc.*	17,018	590,354
Globus Medical, Inc., Class A*	14,905	268,737
HealthStream, Inc.*	16,981	483,279
HeartWare International, Inc.*,1	6,726	635,540
HMS Holdings Corp.*	60,444	2,020,643
Impax Laboratories, Inc.*	105,950	2,750,462
Incyte Corp, Ltd.*,1	19,872	358,690
Infinity Pharmaceuticals, Inc.*	6,800	160,140
Insulet Corp.*	20,502	442,433
Integra LifeSciences Holdings Corp.*	12,002	493,282
Invacare Corp.	4,665	65,963
IPC The Hospitalist Co., Inc.*	46,480	2,124,136
Jazz Pharmaceuticals PLC*	9,510	542,165
Medivation, Inc.*	13,510	761,424
Merrimack Pharmaceuticals, Inc.*,1	8,900	83,482
Molina Healthcare, Inc.*	15,505	389,951
MWI Veterinary Supply, Inc.*	5,918	631,332
National Research Corp.	3,480	174,940
Natus Medical, Inc.*	18,732	244,827
Onyx Pharmaceuticals, Inc.*	11,513	972,849
Owens & Minor, Inc.	35,032	1,046,756
Pharmacyclics, Inc.*,1	15,230	982,335
PSS World Medical, Inc.*	29,748	677,659
Questcor Pharmaceuticals, Inc.[1]	13,739	254,172
RTI Biologics, Inc.*	69,115	288,210
Spectrum Pharmaceuticals, Inc.*	8,075	94,478
STERIS Corp.	41,088	1,457,391
Team Health Holdings, Inc.*	22,203	602,367
Theravance, Inc.*,1	4,425	114,652

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 19.6% (continued)
Threshold Pharmaceuticals, Inc.*	19,600	$141,904
Trius Therapeutics, Inc.*	30,655	178,719
Vanda Pharmaceuticals, Inc.*	20,810	83,864
Vical, Inc.*	28,390	122,645
Vocera Communications, Inc.*	49,360	1,525,718
WellCare Health Plans, Inc.*	11,092	627,253
Total Health Care		43,445,350
Industrials - 13.7%
Acacia Research Corp.*	38,635	1,058,985
Acuity Brands, Inc.	28,956	1,832,625
Advisory Board Co., The*	37,285	1,783,342
Alaska Air Group, Inc.*	13,849	485,546
Allegiant Travel Co.*	13,251	839,583
American Science & Engineering, Inc.	7,865	516,023
Applied Industrial Technologies, Inc.	21,925	908,353
AZZ, Inc.	15,500	588,690
Barnes Group, Inc.	14,303	357,718
Belden, Inc.	21,931	808,815
Brink’s Co., The	42,126	1,082,217
Chart Industries, Inc.*	29,128	2,151,103
Corporate Executive Board Co., The	15,375	824,561
Deluxe Corp.	32,769	1,001,421
EMCOR Group, Inc.	5,305	151,405
EnerSys, Inc.*	11,574	408,446
Exponent, Inc.*	9,475	540,928
Generac Holdings, Inc.	10,215	233,821
Genesee & Wyoming, Inc., Class A*	14,745	985,851
Healthcare Services Group, Inc.	75,550	1,727,828
Hexcel Corp.*	17,982	431,928
HNI Corp.	14,910	380,354
HUB Group, Inc., Class A*	27,680	821,542
Interface, Inc.	25,241	333,434
Knoll, Inc.	31,836	444,112
Meritor, Inc.*	31,300	132,712
Middleby Corp.*	8,260	955,186
Mine Safety Appliances Co.	8,640	322,013
Mueller Industries, Inc.	1,645	74,798
Portfolio Recovery Associates, Inc.*	6,435	672,007
Proto Labs, Inc.*	10,024	339,012
RBC Bearings, Inc.*	11,424	549,494
Spirit Airlines, Inc.*	14,130	241,340
Standex International Corp.	2,395	106,458
Thermon Group Holdings, Inc.*	13,900	347,361
Triumph Group, Inc.	28,200	1,763,346

	Shares	Value
United Stationers, Inc.	12,071	$314,087
US Ecology, Inc.	8,900	192,062
Wabtec Corp.	34,140	2,741,101
Wesco Aircraft Holdings, Inc.*,1	59,555	813,521
Westport Innovations, Inc.*	9,086	252,954
Total Industrials		30,516,083
Information Technology - 20.4%
3D Systems Corp.*,1	16,640	546,624
Allot Communications, Ltd.*	49,735	1,318,972
Amkor Technology, Inc.*	8,354	36,758
Angie’s List, Inc.*	36,884	390,233
Anixter International, Inc.	23,282	1,337,784
Applied Micro Circuits Corp.*	10,005	50,625
Arris Group, Inc.*	30,720	392,909
Aruba Networks, Inc.*	37,046	832,979
Aspen Technology, Inc.*	22,008	568,907
Bankrate, Inc.*,1	18,443	287,342
CACI International, Inc., Class A*	16,464	852,670
Cavium, Inc.*	25,547	851,482
Ciena Corp.*,1	25,921	352,526
Cirrus Logic, Inc.*	30,496	1,170,741
CommVault Systems, Inc.*	12,909	757,758
Concur Technologies, Inc.*	13,344	983,853
Cornerstone OnDemand, Inc.*	39,511	1,211,407
CoStar Group, Inc.*	10,910	889,601
CSG Systems International, Inc.*	19,700	443,053
Daktronics, Inc.	29,700	282,447
Demand Media, Inc.*	13,550	147,289
EPAM Systems, Inc.*	5,700	107,958
Fair Isaac Corp.	29,597	1,309,963
FARO Technologies, Inc.*	4,800	198,336
First Solar, Inc.*,1	27,900	617,846
Fusion-io, Inc.*,1	37,726	1,141,966
Heartland Payment Systems, Inc.	15,070	477,418
Imperva, Inc.*	15,997	591,729
Infoblox, Inc.*	15,649	363,839
Inphi Corp.*	128,211	1,366,729
InvenSense, Inc.*,1	95,765	1,144,392
IPG Photonics Corp.*	14,859	851,421
Jive Software, Inc.*	21,654	340,184
LivePerson, Inc.*	124,577	2,256,089
Manhattan Associates, Inc.*	10,345	592,458
MAXIMUS, Inc.	38,830	2,318,927
Mellanox Technologies, Ltd.*,1	7,252	736,296
MercadoLibre, Inc.	9,048	746,912

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.4% (continued)
MicroStrategy, Inc., Class A*	3,246	$435,191
MTS Systems Corp.	9,130	488,912
Netscout Systems, Inc.*	14,130	360,456
NetSuite, Inc.*	12,332	786,782
Palo Alto Networks, Inc.*,1	2,694	165,870
Parametric Technology Corp.*	25,369	553,044
Plantronics, Inc.	10,470	369,905
Plexus Corp.*	12,675	383,926
Progress Software Corp.*	29,339	627,561
QLIK Technologies, Inc.*	52,047	1,166,373
ServiceNow, Inc.*,1	7,148	276,485
SolarWinds, Inc.*	9,959	555,115
Sourcefire, Inc.*	19,800	970,794
Splunk, Inc.*,1	19,651	721,585
SPS Commerce, Inc.*	24,158	929,358
Stratasys, Inc.*	10,251	557,654
Synchronoss Technologies, Inc.*	107,970	2,472,513
Syntel, Inc.	7,310	456,217
Tangoe, Inc.*	57,934	760,673
Ultimate Software Group, Inc.*	10,174	1,038,765
Unisys Corp.*	36,876	767,758
Velti PLC*	61,415	514,044
Websense, Inc.*	23,801	372,486
Yelp, Inc.*	25,990	703,030
Total Information Technology		45,302,920
Materials - 2.8%
Chemtura Corp.*	10,405	179,174

	Shares	Value
Coeur d’Alene Mines Corp.*	6,240	$179,899
Eagle Materials, Inc.	6,500	300,690
Georgia Gulf Corp.	11,300	409,286
Kraton Performance Polymers, Inc.*	52,710	1,375,731
Minerals Technologies, Inc.	6,055	429,481
Myers Industries, Inc.	9,910	154,794
Rockwood Holdings, Inc.	25,977	1,210,528
Schweitzer-Mauduit International, Inc.	2,320	76,537
TPC Group, Inc.*	24,320	992,499
Worthington Industries, Inc.	47,082	1,019,796
Total Materials		6,328,415
Telecommunication Services - 0.0%
Premiere Global Services, Inc.*	8,140	76,109
Total Common Stocks (cost $185,249,648)		216,511,000
Other Investment Companies - 8.4%[2]
BNY Mellon Overnight Government Fund, 0.20%[3]	12,654,048	12,654,048
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	5,956,475	5,956,475
Total Other Investment Companies (cost $18,610,523)		18,610,523
Total Investments - 105.9% (cost $203,860,171)		235,121,523
Other Assets, less Liabilities - (5.9)%		(13,108,964)
Net Assets - 100.0%		$222,012,559

Managers Bond Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 2.3%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.471%, 04/15/19 (10/15/12)[4]		$17,040,000	$16,908,247
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		7,500,664	7,827,686
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		27,852	27,934
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		8,154,387	8,312,394
Trinity Rail Leasing, L.P., Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,440,158	5,211,044
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		12,783,263	13,118,069
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,113,932
Total Asset-Backed Securities (cost $48,887,504)			52,519,306
Bank Loan Obligations - 0.5%
Flying Fortress, Inc., Term Loan, 5.000%, 06/30/17 (cost $11,325,600)		11,440,000	11,568,700

		Shares
Common Stocks - 0.7%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	16,736,322

		Principal Amount
Corporate Bonds and Notes - 66.1%
Financials - 27.2%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,477,322
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,909,037	8,763,292
American International Group, Inc.,
8.175%, 05/15/58[5]		10,530,000	12,886,087
MTN, 5.450%, 05/18/17		485,000	552,980
MTN, Series G, 5.850%, 01/16/18		1,940,000	2,250,270
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,628,812
MTN, 5.000%, 05/13/21		2,475,000	2,720,473
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,972,831
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)		8,115,000	8,238,949
7.875%, 10/15/19 (a)[6]		3,660,000	3,780,041
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000	23,060,280
6.125%, 08/25/36		10,760,000	11,683,768
6.250%, 06/29/17	NZD	37,108,000	31,580,090
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		1,930,000	2,048,521
3.875%, 02/08/22		11,250,000	11,939,513
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	16,530,170
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,502,732
6.500%, 01/15/18		5,000,000	5,805,915
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,488,234
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,664,058

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 27.2% (continued)
ERP Operating, L.P.,
5.125%, 03/15/16		$600,000	$675,859
5.750%, 06/15/17		925,000	1,100,806
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	149,216
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,945,195
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	13,420,171
6.750%, 09/26/16	NZD	6,390,000	5,752,117
EMTN, 5.500%, 02/01/17[1]	NZD	6,250,000	5,432,904
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,337,967
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37		14,590,000	15,630,004
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,564,205
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,039,473
7.500%, 04/15/18		2,405,000	2,830,565
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[5]		900,000	900,000
Instituto de Credito Oficial, MTN, 5.500%, 10/11/12	AUD	3,735,000	3,872,256
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	15,019
5.850%, 03/15/17		325,000	308,750
5.875%, 03/15/16		1,340,000	1,293,100
6.050%, 04/15/15		620,000	607,600
JPMorgan Chase & Co.,
7.700%, 06/01/16 (a)	IDR	19,000,000,000	2,086,228
Series EMTN, 1.074%, 05/30/17 (10/31/12)[4]	GBP	1,500,000	2,201,786
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)[1]		17,940,000	18,897,996
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		10,360,000	12,215,859
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[5]		525,000	267,750
Merrill Lynch & Co., Inc.,
6.050%, 05/16/16		900,000	983,363
6.110%, 01/29/37		38,050,000	40,366,065
10.710%, 03/08/17	BRL	2,500,000	1,353,434
EMTN, 4.625%, 09/14/18[1]	EUR	1,750,000	2,237,593
MTN, Series C, 6.050%, 06/01/34		22,100,000	22,785,476
Morgan Stanley,
0.935%, 10/15/15 (10/15/12)[4]		300,000	285,847
3.450%, 11/02/15		2,360,000	2,418,419
4.750%, 04/01/14[1]		8,355,000	8,649,012
5.500%, 07/24/20		29,000,000	31,311,474
5.750%, 01/25/21		400,000	439,060
GMTN, 5.500%, 01/26/20		500,000	544,246
MTN, 0.905%, 10/18/16 (10/18/12)[4]		2,000,000	1,858,738
MTN, 5.625%, 09/23/19		7,500,000	8,193,592
MTN, 6.250%, 08/09/26		11,000,000	12,376,738

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 27.2% (continued)
Morgan Stanley,
MTN, 6.625%, 04/01/18		$3,095,000	$3,555,969
Series GMTN, 8.000%, 05/09/17	AUD	8,100,000	9,085,369
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	16,583,909
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	7,043,373
National City Corp., 6.875%, 05/15/19		1,905,000	2,351,772
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	6,676,465
Nationwide Mutual Insurance Co., 6.600%, 04/15/34 (a)		3,325,000	3,336,089
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	7,015,200
Old Republic International Corp., 3.750%, 03/15/18[7]		13,060,000	12,994,700
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000	11,422,076
ProLogis, L.P.,
5.625%, 11/15/15		345,000	377,253
5.750%, 04/01/16		280,000	309,359
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,671,729
6.750%, 08/15/19		6,240,000	7,622,703
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	512,750
Santander Issuances SAU,
5.911%, 06/20/16 (a)[1]		1,100,000	1,083,500
6.500%, 08/11/19 (a)[5]		900,000	880,190
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	503,385
Sirius International Group Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,819,108
SLM Corp.,
5.000%, 04/15/15		50,000	52,815
5.375%, 05/15/14		300,000	315,982
8.450%, 06/15/18		18,665,000	21,860,765
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,511,700
Springleaf Finance Corp.,
MTN, 5.400%, 12/01/15		5,000,000	4,490,600
MTN, Series J, 6.900%, 12/15/17		57,315,000	48,717,750
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	10,094,728
Willis North America, Inc.,
6.200%, 03/28/17		5,350,000	6,096,817
7.000%, 09/29/19		2,860,000	3,400,288
Total Financials			625,308,565
Industrials - 31.0%
Agilent Technologies, Inc., 6.500%, 11/01/17		1,250,000	1,529,631
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	2,839,425
6.500%, 01/15/28		305,000	198,250
APL, Ltd., 8.000%, 01/15/24[6]		250,000	177,500

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 31.0% (continued)
ArcelorMittal,
5.750%, 03/01/21 (b)[1]	$150,000	$142,910
6.125%, 06/01/18	4,580,000	4,550,001
6.500%, 02/25/22 (b)	1,600,000	1,575,955
7.000%, 03/01/41 (b)	11,065,000	9,947,402
7.250%, 10/15/39 (b)	6,604,000	6,041,280
BellSouth Corp., 6.000%, 11/15/34	2,370,000	2,713,920
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000	223,217
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39	9,335,000	9,872,920
Series S, 6.450%, 06/15/21	13,395,000	15,116,257
Chesapeake Energy Corp.,
2.500%, 05/15/37[7]	2,340,000	2,101,613
2.750%, 11/15/35[1,7]	780,000	742,463
6.625%, 08/15/20[1]	55,000	56,719
6.875%, 11/15/20	85,000	89,675
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,852,405
Cigna Corp., 6.150%, 11/15/36	6,830,000	8,187,073
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	20,489	21,718
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	83,143	94,991
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	16,539,160	18,441,163
2007-1 Class B Pass Through Trust, Series 071B,, 6.903%, 04/19/22	5,337,143	5,617,343
Corning, Inc.,
6.850%, 03/01/29	9,142,000	11,473,722
7.250%, 08/15/36	1,185,000	1,517,378
Cummins, Inc.,
5.650%, 03/01/98	11,235,000	11,757,641
6.750%, 02/15/27	2,853,000	3,573,026
Cytec Industries, Inc., 6.000%, 10/01/15	875,000	955,995
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,817,208
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	10,238,829	11,057,935
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	4,409,366	4,817,233
Dillard’s, Inc., 7.000%, 12/01/28	225,000	223,875
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	30,547,125
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000	32,927,946
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,556,663
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000	803,954
6.625%, 10/15/36	1,805,000	2,043,570
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	9,236,754
EQT Corp., 6.500%, 04/01/18	35,420,000	40,762,080

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 31.0% (continued)
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	$4,910,000	$5,865,594
6.700%, 06/01/34 (a)	1,250,000	1,492,595
7.000%, 10/15/37 (a)	19,033,000	23,717,421
Express Scripts Holding Co., 4.750%, 11/15/21 (a)	7,525,000	8,706,771
Foot Locker, Inc., 8.500%, 01/15/22	570,000	629,850
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,149,877
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	6,065,229
Intel Corp.,
2.950%, 12/15/35[7]	8,030,000	8,732,625
3.250%, 08/01/39[7]	15,000,000	18,487,500
Intuit, Inc., 5.750%, 03/15/17	3,560,000	4,133,569
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	9,441,911
5.800%, 03/15/35	3,360,000	3,785,665
5.950%, 02/15/18	36,530,000	43,977,335
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,158,141
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,848,072
6.500%, 08/15/32	955,000	988,933
7.125%, 03/15/20	8,815,000	10,034,256
7.750%, 08/01/29	1,070,000	1,130,369
Mead Corp., The, 7.550%, 03/01/47	970,000	1,036,855
Methanex Corp.,
5.250%, 03/01/22	350,000	373,906
6.000%, 08/15/15	3,825,000	4,076,218
Micron Technology, Inc., 1.875%, 06/01/14[7]	200,000	197,750
Missouri Pacific Railroad Co., 5.000%, 01/01/45[6]	825,000	682,094
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	548,100
7.450%, 08/01/29	3,195,000	1,781,213
7.750%, 06/15/26	915,000	560,438
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[1]	21,980,000	23,353,750
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17	5,126,882	5,441,160
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	10,072,553
Owens & Minor, Inc., 6.350%, 04/15/16[6]	1,355,000	1,481,802
Owens Corning,
6.500%, 12/01/16	4,560,000	5,120,497
7.000%, 12/01/36	9,175,000	10,067,443
Panhandle Eastern Pipeline Co., L.P.,
6.200%, 11/01/17	5,520,000	6,601,020
7.000%, 06/15/18	26,505,000	32,943,621

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 31.0% (continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
6.125%, 01/15/17	$1,770,000	$2,111,428
6.500%, 05/01/18	8,975,000	11,090,004
PulteGroup, Inc.,
6.000%, 02/15/35	10,320,000	9,339,600
6.375%, 05/15/33	4,670,000	4,343,100
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000	708,315
6.875%, 07/15/28	1,190,000	1,255,695
7.625%, 08/03/21	2,135,000	2,356,549
Qwest Corp.,
6.875%, 09/15/33	7,209,000	7,299,113
7.200%, 11/10/26	435,000	439,894
7.250%, 09/15/25	1,185,000	1,451,319
7.250%, 10/15/35	2,165,000	2,219,125
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,461,854
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	9,889,197
7.250%, 06/15/37	2,000,000	2,528,274
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,839,331
RR Donnelley & Sons Co., 8.250%, 03/15/19	2,230,000	2,263,450
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,520,000	4,548,333
Telecom Italia Capital SA,
6.000%, 09/30/34	4,830,000	4,274,550
6.375%, 11/15/33	4,140,000	3,777,750
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	353,381
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,584,394
Toro Co., The, 6.625%, 05/01/37[6]	6,810,000	7,247,379
Transocean, Inc., 7.375%, 04/15/18	500,000	597,747
UAL, Series 2007-1, 6.636%, 07/02/22	14,130,713	14,766,595
United States Steel Corp.,
6.650%, 06/01/37	3,595,000	3,019,800
7.000%, 02/01/18[1]	7,310,000	7,328,275
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23	3,781,265	4,121,579
USG Corp., 6.300%, 11/15/16	1,410,000	1,424,100
Vale Overseas Ltd., 6.875%, 11/21/36	3,665,000	4,243,623
Verizon Maryland, Inc., 5.125%, 06/15/33	275,000	291,620
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	3,071,597
Verizon Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000	1,451,295
Western Union Co., The, 6.200%, 06/21/40	130,000	153,997
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	14,973,333
7.375%, 10/01/19	3,915,000	4,858,049
7.375%, 03/15/32	1,930,000	2,290,207

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 31.0% (continued)
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[6]		$1,700,000	$1,542,665
6.960%, 07/10/37 (a)[6]		1,645,000	1,327,614
Wyndham Worldwide Corp.,
5.750%, 02/01/18		950,000	1,069,634
6.000%, 12/01/16		6,430,000	7,242,848
7.375%, 03/01/20		7,220,000	8,698,750
Total Industrials			714,745,432
Utilities - 7.9%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	25,725,775
Ameren Energy Generating Co., Series H, 7.000%, 04/15/18[1]		9,000,000	8,730,000
Bruce Mansfield Unit, 6.850%, 06/01/34		9,994,601	10,656,244
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		905,000	1,050,657
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	996,602
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,580,636
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,841,729
6.000%, 10/07/39 (a)		18,672,000	16,790,012
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	992,560
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,770,362
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[6]		7,795,918	8,091,540
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	34,136,749
6.800%, 01/15/19		11,625,000	14,035,583
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	48,049,229
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,710,546
Total Utilities			182,158,224
Total Corporate Bonds and Notes (cost $1,335,698,198)			1,522,212,221
Foreign Government and Agency Obligations - 6.5%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	85,757	95,824
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	5,750,000	3,708,534
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	3,837,958
Canadian Government Notes,
1.750%, 03/01/13	CAD	400,000	408,101
2.500%, 06/01/15	CAD	14,775,000	15,579,502
3.000%, 12/01/15	CAD	15,225,000	16,359,867
3.500%, 06/01/13	CAD	5,964,000	6,164,135
European Bank for Reconstruction & Development, Series GMTN, 9.000%, 04/28/14	BRL	2,000,000	1,040,918

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 6.5% (continued)
European Investment Bank,
Bonds, 5.007%, 03/10/21[8]	AUD	5,000,000	$3,427,830
Notes, 5.574%, 04/24/13 (a)[8]	IDR	50,074,770,000	5,079,476
Notes, 11.250%, 02/14/13	BRL	13,490,000	6,788,752
Iceland Government International Bonds, 5.875%, 05/11/22		5,800,000	6,322,000
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	3,892,419
Notes, 5.141%, 05/20/13[8]	IDR	45,580,000,000	4,603,723
Notes, EMTN, 5.228%, 09/23/13[8]	IDR	33,430,000,000	3,303,527
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,737,870
Ireland Government Bonds,
4.500%, 04/18/20	EUR	1,655,000	2,045,941
5.000%, 10/18/20	EUR	995,000	1,268,140
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,865,576
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000	13,343,448
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	22,495,453
Norway Government Bonds, 6.500%, 05/15/13	NOK	53,065,000	9,531,489
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17	NZD	7,500,000	7,128,021
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,663,545
Total Foreign Government and Agency Obligations (cost $139,039,777)			149,692,049
Mortgage-Backed Securities - 1.1%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,257,968	3,292,349
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		1,704,000	1,935,349
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)		19,090,000	19,261,218
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.003%, 06/15/49[5]		80,000	92,598
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.722%, 03/15/44 (a)[5]		875,000	844,804
Total Mortgage-Backed Securities (cost $23,762,043)			25,426,318
Municipal Bonds - 1.1%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[6]		5,035,000	4,049,097
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]		315,000	328,271
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,791,181
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[6]		2,950,000	2,380,679
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[6]		21,620,000	14,672,845
Total Municipal Bonds (cost $31,510,187)			24,222,073
		Shares
Preferred Stocks - 0.5%
Financials - 0.5%
Bank of America Corp., 6.375%		20,000	498,800
Bank of America Corp., Series L, 7.250%		7,808	8,510,720
SLM Corp., 6.000%		41,250	984,637
Sovereign Capital Trust IV, 4.375%		34,236	2,242,458
Total Financials			12,236,615

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.5% (continued)
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	$50,158
Entergy New Orleans, Inc., 5.560%	100	10,216
Wisconsin Electric Power Co., 3.600%	3,946	334,670
Total Utilities		395,044
Total Preferred Stocks (cost $9,757,759)		12,631,659

	Principal Amount
U.S. Government and Agency Obligations - 16.9%
Federal Home Loan Banks - 0.7%
FHLB, 1.875%, 06/21/13	$16,600,000	16,801,756
Federal Home Loan Mortgage Corporation - 0.7%
FHLMC, 1.625%, 04/15/13	16,595,000	16,722,649
FHMLC Gold, 5.000%, 12/01/31	73,120	79,509
Total Federal Home Loan Mortgage Corporation		16,802,158
Federal National Mortgage Association - 0.3%
FNMA,
3.000%, 07/01/27	4,754,633	5,051,904
4.000%, 10/01/18	1,007,464	1,080,100
6.000%, 07/01/29	5,655	6,387
Total Federal National Mortgage Association		6,138,391
U.S. Treasury Obligations - 15.2%
U.S. Treasury Notes,
0.250%, 02/28/14	125,000,000	125,058,625
0.250%, 05/31/14	225,000,000	225,070,200
Total U.S. Treasury Obligations		350,128,825
Total U.S. Government and Agency Obligations (cost $388,948,775)		389,871,130

	Shares
Other Investment Companies - 4.6%[2]
BNY Mellon Overnight Government Fund, 0.20%[3]	40,251,664	40,251,664
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%	65,809,892	65,809,892
Total Other Investment Companies (cost $106,061,556)		106,061,556
Total Investments - 100.3% (cost $2,105,687,728)		2,310,941,334
Other Assets, less Liabilities - (0.3)%		(6,475,345)
Net Assets - 100.0%		$2,304,465,989

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

September 30, 2012 (unaudited)

		Principal Amount	Value
Asset-Backed Securities - 2.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A, 5.680%, 02/20/14 (a)		$83,333	$84,302
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.967%, 08/17/17 (10/17/12)[4]	EUR	100,000	124,622
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 03/25/14 (a)		100,000	101,042
Hyundai Capital Auto Funding, Ltd., Series 2010-8A, Class A, 1.220%, 09/20/16 (10/18/12) (a)[4]		200,000	198,960
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.777%, 03/19/18 (10/17/12)[4]	EUR	100,000	122,935
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		47,694	47,961
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		93,439	97,024
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	102,740
Total Asset-Backed Securities (cost $852,484)			879,586
Corporate Bonds and Notes - 38.4%
Financials - 19.1%
AXA SA, 7.125%, 12/15/20	GBP	50,000	89,873
Banco BTG Pactual SA, 5.750%, 09/28/22 (a)		200,000	202,500
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	155,625
Banco Santander Chile, 6.500%, 09/22/20 (a)	CLP	100,000,000	204,490
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	170,211
Bank of America Corp.,
4.750%, 05/06/19[5]	EUR	100,000	118,032
5.700%, 01/24/22		140,000	164,438
Barclays Bank PLC, 6.050%, 12/04/17		100,000	107,607
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	163,875
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	82,985
BNZ International Funding, Ltd., EMTN, 4.000%, 03/08/17	EUR	100,000	140,973
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	212,000
Citigroup, Inc.,
5.500%, 02/15/17		85,000	94,140
6.250%, 06/29/17	NZD	200,000	170,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, EMTN, 4.375%, 01/22/14	EUR	85,000	114,713
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	120,438
General Electric Capital Corp., Series A, 7.125%, 12/15/49[5,10]		200,000	222,884
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	110,123
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	212,135
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	209,132
Industrial Bank of Korea, 2.375%, 07/17/17 (a)		200,000	203,296
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	82,544
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		100,000	105,340
Macquarie Bank , Ltd., 5.000%, 02/22/17 (a)		300,000	320,430
Morgan Stanley,
5.375%, 11/14/13	GBP	40,000	66,394
5.500%, 07/24/20		100,000	107,971
MTN, 7.250%, 05/26/15	AUD	200,000	215,954
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	144,609

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 19.1% (continued)
Network Rail Infrastructure Finance PLC, EMTN, 3.500%, 06/17/13		$300,000	$306,716
Shinhan Bank, 4.375%, 07/27/17 (a)		200,000	220,060
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	148,117
SLM Corp., MTN, Series A, 5.000%, 10/01/13		150,000	155,438
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	200,120
VTB Bank OJSC Via VTB Capital, S.A., 6.000%, 04/12/17 (a)		200,000	209,000
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000	87,850
Westpac Banking Corp., 2.450%, 11/28/16 (a)		200,000	209,980
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		200,000	205,000
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[5]	EUR	100,000	131,718
EMTN, 5.750%, 10/02/23[5]	EUR	100,000	131,872
Total Financials			6,318,789
Industrials - 16.8%
Anglo American Capital PLC, 2.625%, 09/27/17 (a)		200,000	200,680
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	157,841
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		65,000	66,469
Avnet, Inc., 5.875%, 06/15/20		60,000	67,106
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	177,702
BRF - Brasil Foods, S.A., 5.875%, 06/06/22 (a)		200,000	218,500
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	192,411
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	203,000
CSN Resources, S.A., 6.500%, 07/21/20 (a)		100,000	107,750
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		48,129	51,979
Desarrolladora Homex, S.A.B. de C.V., 9.750%, 03/25/20 (a)		200,000	204,000
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	218,300
Edcon Proprietary, Ltd., 3.502%, 06/15/14 (12/15/12) (a)[4]	EUR	150,000	179,264
ERAC USA Finance LLC, 6.700%, 06/01/34 (a)		120,000	143,289
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)[1]		150,000	160,125
Finmeccanica S.p.A., 4.875%, 03/24/25	EUR	50,000	54,615
HCA, Inc.,
6.375%, 01/15/15		35,000	37,712
6.500%, 02/15/16		80,000	88,000
7.690%, 06/15/25		15,000	15,225
MTN, 7.580%, 09/15/25		10,000	10,050
Hyatt Hotels Corp., 5.375%, 08/15/21		90,000	100,775
International Paper Co., 6.000%, 11/15/41		50,000	60,927
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	210,148
Lafarge SA, Series 2010, EMTN, 6.625%, 11/29/18	EUR	50,000	68,236

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Industrials - 16.8% (continued)
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		$200,000	$208,390
Methanex Corp., 5.250%, 03/01/22		285,000	304,466
Nabors Industries, Inc., 4.625%, 09/15/21		75,000	80,616
NII Capital Corp., 7.625%, 04/01/21		50,000	39,750
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	212,000
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		97,000	109,077
OGX Austria GmbH, 8.500%, 06/01/18 (a)		200,000	180,000
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	310,766
Owens-Illinois, Inc., 7.800%, 05/15/18		125,000	144,063
Portugal Telecom International Finance, B.V., EMTN, 5.000%, 11/04/19	EUR	50,000	59,279
Qwest Corp., 7.250%, 10/15/35		158,000	161,950
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	266,297
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	66,184
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	41,063
7.200%, 07/18/36		20,000	19,600
Telefonica Emisiones, S.A.U.,
5.134%, 04/27/20		75,000	73,594
7.045%, 06/20/36		75,000	73,125
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	200,338
Valeant Pharmaceuticals International, 6.750%, 08/15/21 (a)		10,000	10,375
Total Industrials			5,555,037
Utilities - 2.5%
Axtel, S.A.B. de C.V.,
7.625%, 02/01/17 (a)		55,000	34,100
9.000%, 09/22/19 (a)		45,000	27,900
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	212,956
Deutsche Telekom International Finance, B.V., EMTN, 4.875%, 04/22/25	EUR	50,000	77,521
DPL, Inc., 6.500%, 10/15/16 (a)		80,000	87,800
EDP Finance, B.V., EMTN, 8.625%, 01/04/24	GBP	50,000	81,321
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	75,349
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	220,338
Total Utilities			817,285
Total Corporate Bonds and Notes (cost $12,109,906)			12,691,111
Foreign Government and Agency Obligations - 41.5%
Australian Government Index Linked Bonds, Series 2009-25CI, 3.000%, 09/20/25	AUD	180,000	263,592
Bundesrepublik Deutschland Bonds,
3.000%, 07/04/20	EUR	60,000	88,256
Series 05, 4.000%, 01/04/37	EUR	85,000	146,094
Series 06, 3.750%, 01/04/17	EUR	355,000	522,062
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	290,864
Notes, 3.000%, 12/01/15	CAD	855,000	918,731
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	296,219

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 41.5% (continued)
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		$280,000	$303,662
Eksportfinans ASA Notes, 2.000%, 09/15/15		120,000	112,200
Empresas Publicas de Medellin ESP Notes, 8.375%, 02/01/21 (a)	COP	180,000,000	112,024
European Investment Bank,
Bonds, 2.375%, 07/10/20	CHF	165,000	195,088
Notes, 5.574%, 04/24/13 (a)[8]	IDR	1,842,000,000	186,848
Export-Import Bank of Korea Notes, 4.000%, 11/26/15 (a)	PHP	5,000,000	123,924
Iceland Government International Notes, 5.875%, 05/11/22		300,000	327,000
Inter-American Development Bank Notes, 5.894%, 08/20/15[8]	IDR	750,000,000	66,199
International Bank for Reconstruction & Development Notes, GMTN, 2.300%, 02/26/13	KRW	600,000,000	537,753
Italy Buoni Poliennali Del Tesoro,
Bonds, 5.000%, 03/01/22	EUR	125,000	161,316
Notes, 4.500%, 08/01/18	EUR	265,000	346,177
Japan Government,
Bonds, Series 299, 1.300%, 03/20/19	JPY	22,500,000	305,888
Notes, Series 84, 0.700%, 06/20/14	JPY	71,850,000	930,054
Korea Treasury Notes, Series 1409, 5.000%, 09/10/14	KRW	430,000,000	402,815
Malaysian Government Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	127,285
Mexican Fixed Rate,
Bonds, 8.000%, 12/07/23	MXN	6,800,000	641,875
Bonds, Series M-30, 8.500%, 11/18/38	MXN	4,500,000	436,898
Bonds, Series M, 6.500%, 06/10/21	MXN	3,350,000	283,452
Notes, 7.750%, 12/14/17	MXN	11,650,000	1,018,548
Notes, Series M 10, 8.500%, 12/13/18	MXN	1,600,000	146,640
New South Wales Treasury Corp. Bonds, Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000	95,770
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000	332,932
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	2,570,000	525,090
Poland Government, Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	72,257
Republic of Latvia Notes, 5.250%, 02/22/17		200,000	220,000
Singapore Government,
Bonds, 2.250%, 07/01/13	SGD	120,000	99,219
Bonds, 2.250%, 06/01/21	SGD	210,000	184,126
Bonds, 2.500%, 06/01/19	SGD	200,000	180,133
Notes, 1.625%, 04/01/13	SGD	535,000	438,785
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	385,000	349,055
Notes, 4.250%, 10/31/16	EUR	150,000	189,114
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	284,992
Bonds, 4.250%, 03/07/36	GBP	120,000	239,326
Bonds, 4.750%, 03/07/20	GBP	90,000	182,455
Bonds, 5.000%, 03/07/25	GBP	110,000	238,388
Notes, 1.750%, 01/22/17	GBP	220,000	373,286

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 41.5% (continued)
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000	$62,032
4.375%, 12/15/28	UYU	1,630,109	99,492
5.000%, 09/14/18	UYU	3,000,000	259,548
Total Foreign Government and Agency Obligations (cost $12,621,523)			13,717,464
Mortgage-Backed Securities - 1.4%
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/27 (a)		135,000	136,077
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49[1]		75,000	87,484
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.983%, 08/10/45[5]		91,000	104,214
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[5]		50,000	57,230
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	84,893
Total Mortgage-Backed Securities (cost $443,989)			469,898
Municipal Bonds - 0.2%
California Statewide Communities Development Authority Revenue, Series 2007 A, 4.750%, 04/01/33 (cost $45,927)		55,000	57,025
U.S. Government Obligations - 9.2%
U.S. Treasury Notes,
0.250%, 02/15/15		2,220,000	2,218,613
1.500%, 07/31/16[11]		240,000	249,656
2.250%, 03/31/16		540,000	575,100
Total U.S. Government Obligations (cost $3,022,032)			3,043,369

		Shares
Other Investment Companies - 4.5%[2]
BNY Mellon Overnight Government Fund, 0.20%[3]		242,250	242,250
Dreyfus Cash Management Fund, Institutional Class Shares, 0.07%		1,226,287	1,226,287
Total Other Investment Companies (cost $1,468,537)			1,468,537
Total Investments - 97.9% (cost $30,564,398)			32,326,990
Other Assets, less Liabilities - 2.1%			697,735
Net Assets - 100.0%			$33,024,725

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Special Equity Fund	$208,470,338	$32,240,169	$(5,588,984)	$26,651,185
Managers Bond Fund	2,105,687,728	227,987,618	(22,734,012)	205,253,606
Managers Global Income Opportunity Fund	30,564,659	1,985,440	(223,109)	1,762,331

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$363,320,091	15.8%
Managers Global Income Opportunity Fund	9,033,464	27.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Managers Special Equity Fund	$12,218,380	5.5%
Managers Bond Fund	38,665,162	1.7%
Managers Global Income Opportunity Fund	235,229	0.7%

[2]

Yield shown for each investment company represents the September 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of September 30, 2012. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of September 30, 2012, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$45,433,256	2.0%

[7]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$43,256,651	1.9%

[8]	Represents yield to maturity at Date.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2012, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$328,271	0.0%

[10]	Perpetuity Bond. The date shown is the final call date.

Notes to Schedule of Portfolio Investments (continued)

[11]	Some or all of this security is held as collateral for future contracts. The collateral market value at September 30, 2012, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Global Income Opportunity Fund	$249,656	0.8%

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of September 30, 2012, the securities in the Managers Special Equity Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of September 30, 2012:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$52,519,306	—	$52,519,306
Bank Loan Obligations	—	11,568,700	—	11,568,700
Common Stocks†	$16,736,322	—	—	16,736,322
Corporate Bonds and Notes††	—	1,522,212,221	—	1,522,212,221
Foreign Government and Agency Obligations	—	149,692,049	—	149,692,049
Mortgage-Backed Securities	—	25,426,318	—	25,426,318
Municipal Bonds	—	24,222,073	—	24,222,073
Preferred Stocks†	12,631,659	—	—	12,631,659
U.S. Government and Agency Obligations††	—	389,871,130	—	389,871,130
Other Investment Companies	106,061,556	—	—	106,061,556

Total Investments in Securities	$135,429,537	$2,175,511,797	—	$2,310,941,334

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$879,586	—	$879,586
Corporate Bonds and Notes††	—	12,691,111	—	12,691,111
Foreign Government and Agency Obligations	—	13,717,464	—	13,717,464
Mortgage-Backed Securities	—	469,898	—	469,898
Municipal Bonds	—	57,025	—	57,025
U.S. Government Obligations††	—	3,043,369	—	3,043,369
Other Investment Companies	$1,468,537	—	—	1,468,537

Total Investments in Securities	$1,468,537	$30,858,453	—	$32,326,990

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$24,927	—	$24,927
Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(38,362)	—	(38,362)
Interest Rate Contracts	$(5,403)	—	—	(5,403)

	(5,403)	(38,362)	—	(43,765)

Total Financial Derivative Instruments	$(5,403)	$(13,435)	—	$(18,838)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At September 30, 2012, the Funds had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Global Income Opportunity Fund
5-Year U.S. Treasury Note	5	Short	12/31/12	$(2,392)
10-Year U.S. Treasury Note	3	Short	12/19/12	(2,086)
U.S. Treasury Long Bond	2	Long	12/19/12	(925)

Total				$(5,403)

Notes to Schedule of Portfolio Investments (continued)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At September 30, 2012, the Funds had the following forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Managers Global Income Opportunity Fund
Brazilian Real	Long	11/06/12	CS	$147,230	$144,928	$2,302
Brazilian Real	Long	11/13/12	CS	149,578	151,065	(1,487)
Euro	Long	12/12/12	DDB	240,684	235,971	4,713
Malaysian Ringgit	Long	12/21/12	JPM	276,443	276,261	182
South Korean Won	Long	12/10/12	BRC	522,104	510,537	11,567
South Korean Won	Long	12/10/12	CS	152,408	148,973	3,435
Australian Dollar	Short	11/29/12	CS	517,785	515,911	1,874
Canadian Dollar	Short	12/07/12	BNY	473,471	477,331	(3,860)
New Zealand Dollar	Short	10/31/12	BRC	493,322	521,061	(27,739)
Norwegian Krone	Short	12/12/12	DDB	235,971	240,215	(4,244)
Pound Sterling	Short	12/28/12	BRC	275,300	274,446	854
Swiss Franc	Short	12/19/12	UBS	62,862	63,894	(1,032)

Totals				$3,547,158	$3,560,593	$(13,435)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium Term Notes
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Insurance Facility
GMTN:	Global Medium Term Notes
MTN:	Medium Term Note

Notes to Schedule of Portfolio Investments (continued)

Counterparty Abbreviations:

BNY:	The Bank of New York Mellon
BRC:	Barclays Bank PLC
CS:	Credit Suisse
DDB:	Den Danske Bank
JPM:	JPMorgan Chase & Co.
UBS:	UBS Warburg LLC

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CLP:	Chilean Peso
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Phillippine Peso
SGD:	Singapore Dollar
UYU:	Uruguayan Peso

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 26, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 26, 2012